INVENTORY (Tables)	12 Months Ended
Dec. 31, 2018
Inventory Disclosure [Abstract]
Schedule of inventory

December 31,	2018	2017
(millions of Canadian dollars)
Natural gas	776	695
Crude oil	482	744
Other commodities	81	89
	1,339	1,528